Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.   Stock-Based Compensation Plans

We have six stock incentive plans under which 8,450,000 shares can be issued to key employees through a grant of stock awards and/or options to purchase shares.  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.  All options granted under these plans provide for a purchase price equal to the market value of the stock at the date of grant.  The latest plan, covering a total of 1,750,000 shares, was adopted in May 2010.  The plans are not qualified, restricted or incentive plans under the U.S. Internal Revenue Code.  The terms of each plan differ slightly; however, stock options issued under the plans generally have a maximum term of 10 years.  Under one plan, adopted in 1999, up to 500,000 shares may be issued to employees who are not our officers or directors.

     We grant stock options and restricted stock awards to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period, have a contractual life of 10 years and are recognized as compensation expense within the selling, general and administrative expense line-item.  Restricted stock awards generally cliff vest over a three-or four year period and are recognized as compensation expense within the amortization expense line item.  Immediately vesting stock awards are generally granted to our non-employee directors annually at the time of our Annual Meeting.

In February 2012, the CIC granted 35,969 restricted stock awards to certain key employees.  These shares cliff vest in February 2016.  In May 2012, the CIC granted 8,688 unrestricted shares to stock to the Company’s outside directors.

The following table summarizes total stock option and stock award activity during 2012:

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2012	2,638,523	$52.44			215,123	$55.25
Granted	442,350	63.36			103,172	41.49
Exercised/Vested	(607,784)	39.98			(49,003)	53.25
Canceled/ Forfeited	(11,634)	66.27			-	-
Outstanding at December 31, 2012	2,461,455	57.41	6.5	$25,777	269,292	50.34

Vested and expected to vest at December 31, 2012	2,459,031	57.42	6.5	25,741	n.a.	n.a.
Exercisable at December 31, 2012	1,514,211	54.45	5.2	20,366	n.a.	n.a.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

The assumptions we used to value the 2012, 2011 and 2010 grants are as follows:

	2012	2011	2010

Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4.9	4.9	5.1
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.0%	1.0%	1.5%
Forfeiture rate	-	-	1.6%

Comparative data for stock option and stock award activity include (in thousands, except per-share amounts):

	Years Ended December 31,
	2012	2011	2010

Total compensation cost of stock-based compensation
plans charged against income	$11,975	$14,237	$14,961
Total income tax benefit recognized in income for stock
based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	2,786	3,757	8,437
Per-share weighted averaged grant-date fair value of
stock awards granted	41.49	64.74	57.13

Other data for stock options and stock awards for 2012 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,059	$6,431
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.6	1.9
Actual income tax benefit realized from options exercised during the year	$5,770	n.a.

EXECUTIVE LONG-TERM INCENTIVE PLAN (“LTIP”)

Our shareholders approved in May 2002 the adoption of the LTIP covering our officers and certain key employees.  The CIC periodically approves a pool of shares to be awarded based on stock price targets, EBITDA targets, and time-based vesting.

For those awards based on stock price targets, the Company recognizes compensation cost on a straight-line basis over the derived service period unless the market condition is satisfied prior to the end of the derived service period.  For those awards based on EBITDA targets, the Company recognizes compensation cost on a straight-line basis over the implicit service period which represents the Company’s best estimate for when the EBITDA target will be achieved.  For awards that vest based on the passage of time, the Company recognizes compensation cost ratably over the explicit vesting period.  Compensation cost for awards granted under the LTIP is included in the selling, general and administrative line of the consolidated income statement.  Awards that are based on stock price and EBITDA targets are excluded from the Company’s diluted earnings per share computation until the end of the reporting period that the contingency is achieved.

In November 2012, the CIC granted 58,515 shares to be issued based on the achievement of various stock price targets.  If the stock price targets are not achieved by February 18, 2014, the associated shares will be forfeited.  The Company utilized a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility of 32.4% and the risk free interest rate of 0.18%.  The cumulative compensation expense related to the stock price target award is $1.5 million and will be recognized over the derived service periods ranging from 0.54 to 0.73 years.

In November 2012, the CIC allocated to participants 62,475 shares to be issued based on the achievement of a cumulative EBITDA target by December 31, 2013.  No compensation cost is recognized for these shares as we do not believe achievement of this target is probable as of December 31, 2012.  These shares were also excluded from the stock option and award activity table above.

In February 2011, the CIC approved a time-based LTIP award of 42,000 shares of restricted stock to certain key employees.  The restricted shares cliff vest four years from the date of issuance.  The cumulative compensation expense related to the restricted award is $2.7 million.  We assumed no forfeitures in determining the cumulative compensation expense of the grant.

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

            The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.